SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS.

10. SUBSEQUENT EVENTS

In August 2016, the Company (i) raised net proceeds of approximately $1.4 million in a private offering of 2,423,077 shares of its common stock at $0.65 per share and (ii) issued convertible promissory notes in the principal amount of $1.5 million. One convertible promissory note is secured, has a principal amount of $1.0 million and matures 36 months from the date of issuance if not earlier converted pursuant to the terms therein.  The secured note is convertible into shares of the Company’s common stock at a conversion rate of $0.80 per share and bears interest at a rate of 10% per year.  The secured note will automatically convert into shares of the Company’s common stock at the conversion price on the earlier of (a) the closing of a Qualified Financing Event, (b) the Maturity Date, or (c) a Liquidation Event, each as defined and as further described in the secured note.  In connection with the issuance of the secured note, the Company entered into a security agreement with the investor pursuant to which the investor was granted a security interest in substantially all assets of the Company.  The other convertible promissory note is unsecured, has a principal amount of $0.5 million and matures six months from the date of issuance if not earlier converted pursuant to the terms therein.  The unsecured note is convertible into shares of the Company’s common stock at a conversion rate of $0.80 per share and bears interest at a rate of 10% per year. The unsecured note will automatically convert into shares of the Company’s common stock at the conversion price on the earlier of (a) the Maturity Date, (b) the closing of a public offering of equity securities or securities convertible into equity securities or (c) a Liquidation Event, each as defined and as further described in the unsecured note.

In connection with the August 2016 private placements, the Company entered into a standstill agreement with certain investors in the common stock offering as well as a registration rights agreement with all investors in the common stock offering, and registration rights agreements with each of the holders of the convertible promissory notes.

10. SUBSEQUENT EVENTS

        In April 2016, the Company raised net proceeds of approximately $3.6 million, after expenses of approximately $0.7 million, excluding any proceeds from warrant exercises, from the sale of 3,600,000 shares of common stock and 1,952,000 warrants to purchase common stock at an exercise price of $1.20 per share in an equity offering under its shelf registration statement.